Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Property plant and equipment gross	$ 32,304,310	$ 31,090,787
Accumulated depreciation	(27,456,376)	(26,507,419)
Property, plant and equipment - net	4,847,934	4,583,368
Plant and Equipment [Member]
Property plant and equipment gross	22,962,369	21,543,134
Leasehold Improvements [Member]
Property plant and equipment gross	9,341,941	9,341,612
Capital Work in Process [Member]
Property plant and equipment gross	$ 0	$ 206,041